Annual Total Returns - iShares MSCI Total International Index Fund (Investor A, Institutional) [BarChart] - Investor A Shares and Institutional Shares - iShares MSCI Total International Index Fund - Investor A Shares
Apr. 29, 2021
Bar Chart Table:
Annual Return 2012	16.31%
Annual Return 2013	13.63%
Annual Return 2014	(5.19%)
Annual Return 2015	(6.05%)
Annual Return 2016	4.07%
Annual Return 2017	27.32%
Annual Return 2018	(14.19%)
Annual Return 2019	20.80%
Annual Return 2020	10.47%